Financial risk management objectives and policies - Concentration of credit risk (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Revenue	$ 17,354	$ 13,852	$ 8,423
Percentage of entity's revenue	100.00%	100.00%	100.00%
A
Disclosure of credit risk exposure [line items]
Revenue	$ 3,679	$ 1,404	$ 0
Percentage of entity's revenue	21.00%	10.00%	0.00%
B
Disclosure of credit risk exposure [line items]
Revenue	$ 2,873	$ 0	$ 890
Percentage of entity's revenue	17.00%	0.00%	11.00%
C
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 1,849	$ 0
Percentage of entity's revenue	0.00%	13.00%	0.00%
D
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 1,459	$ 0
Percentage of entity's revenue	0.00%	11.00%	0.00%
E
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 0	$ 1,013
Percentage of entity's revenue	0.00%	0.00%	12.00%
Other
Disclosure of credit risk exposure [line items]
Revenue	$ 10,802	$ 9,140	$ 6,520
Percentage of entity's revenue	62.00%	66.00%	77.00%